Goodwill and Other Intangible Assets - Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 331
Brands	439
Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	775	$ 774
Exchange adjustments	(5)	1
Closing goodwill and brands	770	775
Americas [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	132
Brands	287
Americas [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	419	419
Closing goodwill and brands	419	419
EMEAA [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	191
Brands	136
EMEAA [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	332	331
Exchange adjustments	(5)	1
Closing goodwill and brands	327	332
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	8
Brands	16
Greater China [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	24	24
Closing goodwill and brands	$ 24	$ 24